Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Jun. 30, 2010
Consolidated Balance Sheets
Preferred Shares, par value
Preferred Shares, authorized	500,000	500,000
Preferred Shares, issued	0	0
Common Shares, par value
Common Shares, authorized	755,000,000	755,000,000
Common Shares, issued	363,600,000	363,600,000
Common Shares in treasury	12,500,000	7,200,000